UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6383

        Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.7% (1.1% of Total Investments)
$ 3,500	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$2,854,320
	Series 2008A, 6.875%, 6/01/42

	Education and Civic Organizations – 6.3% (4.1% of Total Investments)
700	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB	455,693
	2005, 5.125%, 11/01/35
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	N/R	1,794,744
	Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured
1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AA	1,448,355
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	932,010
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22 –	10/13 at 100.00	AA–	1,119,672
	MBIA Insured
	Wayne State University, Michigan, General Revenue Bonds, Series 1999:
3,430	5.250%, 11/15/19 – FGIC Insured	11/09 at 101.00	AA–	3,502,407
1,000	5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AA–	1,000,600

10,430	Total Education and Civic Organizations			10,253,481

	Health Care – 10.4% (6.7% of Total Investments)
2,900	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	2,243,208
	5.000%, 7/15/37
2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/09 at 100.00	BB–	1,679,778
	Obligated Group, Series 1998A, 5.250%, 8/15/28
900	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	768,951
	Series 2002A, 5.750%, 4/01/32
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	11/09 at 101.00	Baa1	945,510
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
1,025	5.000%, 5/15/30	5/15 at 100.00	BBB	1,160,321
500	5.000%, 5/15/37	5/15 at 100.00	AAA	566,010
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
150	5.000%, 5/15/13	No Opt. Call	Baa3	142,875
1,500	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,147,530
55	5.000%, 5/15/34	5/15 at 100.00	Baa3	37,616
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,299,259
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AA–	4,846,765
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured
2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	2,149,366

19,575	Total Health Care			16,987,189

	Housing/Multifamily – 2.6% (1.7% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AAA	2,691,772
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
215	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	10/09 at 101.00	AA	204,702
	10/01/37 – MBIA Insured (Alternative Minimum Tax)
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	1,290,627
	4/01/31 – FSA Insured (Alternative Minimum Tax)

4,190	Total Housing/Multifamily			4,187,101

	Long-Term Care – 0.5% (0.3% of Total Investments)
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	723,510
	Obligated Group, Series 2005, 5.250%, 11/15/25
200	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/09 at 100.00	BBB	164,948
	Village, Series 1998, 5.375%, 7/01/28

1,200	Total Long-Term Care			888,458

	Materials – 0.6% (0.4% of Total Investments)
1,250	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,057,975
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General – 58.8% (38.1% of Total Investments)
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation	5/12 at 100.00	AA–	1,012,420
	Refunding Bonds, Series 2002, 5.000%, 5/01/25
	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	AA–	2,576,100
3,200	5.000%, 5/01/29	5/11 at 100.00	AA–	3,215,008
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,016,520
	Series 2008, 5.000%, 5/01/38
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation	5/12 at 100.00	AA–	1,440,410
	Bonds, Series 2002, 5.500%, 5/01/16
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/13 at 100.00	AA–	2,240,187
	Bonds, Series 2003, 5.250%, 5/01/20
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	AA–	1,032,900
	Bonds, Series 2005, 5.000%, 5/01/25 – MBIA Insured
2,319	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	2,153,678
	Bonds, Tender Option Bond Trust 2008-1096, 7.772%, 5/01/32 – MBIA Insured (IF)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	AA–	2,182,660
	6.000%, 5/01/19 – FGIC Insured
700	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	6/09 at 100.00	AA–	700,000
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
285	East Grand Rapids Public Schools, County of Kent, State of Michigan, General Obligation Bonds,	5/11 at 100.00	AA	286,984
	Series 2001, Refunding, 5.125%, 5/01/29
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	4,048,343
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,278,960
5,305	0.000%, 12/01/29	No Opt. Call	AAA	1,860,410
1,700	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/27 – MBIA Insured	9/17 at 100.00	AA	1,773,440
2,000	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	AA–	2,005,540
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA–	1,455,608
	5.000%, 5/01/21
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	1,104,895
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AAA	2,032,659
	FSA Insured
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	199,128
	5.000%, 5/01/35 – FSA Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	AA–	2,599,363
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – MBIA Insured
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	AA–	2,954,856
	5.000%, 5/01/21 – MBIA Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	858,530
	2007, 5.000%, 5/01/37 – FSA Insured
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	1,518,540
	5.000%, 5/01/30 – SYNCORA GTY Insured
2,100	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	2,258,676
	Series 2005, 5.000%, 6/01/18 – FSA Insured
3,500	Michigan Municipal Bond Authority, State Aid Anticipation Revenue Notes, Series 2009B,	No Opt. Call	N/R	3,528,735
	6.000%, 1/20/10

4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A,	5/13 at 100.00	AA–	4,145,880
	5.250%, 5/01/20
100	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	AA–	105,148
	5.500%, 11/01/25
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	AA–	2,976,900
	5/01/22 – MBIA Insured
1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AA–	1,109,713
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002,	9/11 at 100.00	AAA	1,036,000
	5.125%, 9/01/22
2,250	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	2,265,998
	Series 2007, 5.000%, 5/01/36 – FSA Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,665,483
	5.000%, 5/01/22 – MBIA Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – MBIA Insured (UB)	8/17 at 100.00	Aa1	4,548,968
1,120	5.000%, 8/01/30 – MBIA Insured (UB)	8/17 at 100.00	Aa1	1,145,558
1,245	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	5/17 at 100.00	AAA	1,085,142
	Bond Trust 2836, 10.445%, 5/01/36 – FSA Insured (IF)
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	AA–	4,442,381
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,000,670
	5/01/33 – FSA Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	AA–	3,207,290
	Building and Site, Series 2005, 5.000%, 5/01/30 – MBIA Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+	1,718,453
	5.000%, 5/01/26 – MBIA Insured
2,200	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA–	2,208,470
	2007, 5.000%, 5/01/32 – MBIA Insured
2,000	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,997,080
	5/01/34 – FSA Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	2,481,206
	5.000%, 5/01/19 – MBIA Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
310	5.000%, 5/01/31 – FSA Insured	5/18 at 100.00	AAA	312,654
575	5.000%, 5/01/38 – FSA Insured	5/18 at 100.00	AAA	568,905
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AA–	5,052,299
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – MBIA Insured
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	3,717,428
	5/01/17 – FSA Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AA–	1,993,876
	Series 1996, 5.500%, 5/01/25 – MBIA Insured

103,064	Total Tax Obligation/General			96,120,052

	Tax Obligation/Limited – 16.2% (10.5% of Total Investments)
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,099,100
	Series 1998, 5.000%, 4/01/16
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AA	1,375,074
	Series 2001, 5.125%, 10/01/26 – MBIA Insured
	Michigan Building Authority, Revenue Bonds, Series 2006IA:
7,000	0.000%, 10/15/27 – FGIC Insured	10/16 at 58.27	AAA	2,258,900
6,200	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	1,855,350
4,440	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AA–	4,115,658
30	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	11/09 at 100.00	Aa3	30,137
	1992D, 6.650%, 5/01/12
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	A+	2,003,377
	10/15/33 – AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AA–	5,121,571
5,000	5.000%, 10/15/23 – MBIA Insured	10/13 at 100.00	AA–	4,984,499

3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA	3,708,810

35,750	Total Tax Obligation/Limited			26,552,476

	Transportation – 0.6% (0.4% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%,	7/12 at 100.00	AA–	966,100
	7/01/21 – MBIA Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 30.3% (19.6% of Total Investments) (4)
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,348,032
	(Pre-refunded 10/01/12)
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,061,721
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	A+ (4)	3,716,778
770	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	A+ (4)	826,426
730	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	A+ (4)	790,882
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A+ (4)	4,538,107
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A+ (4)	1,691,220
1,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	Aaa	1,041,070
	(Pre-refunded 1/01/10) – FGIC Insured
1,085	Freeland Community School District, Saginaw, Midland and Bay Counties, Michigan, General	5/10 at 100.00	AA– (4)	1,132,447
	Obligation Bonds, Series 2000, 5.250%, 5/01/19 (Pre-refunded 5/01/10)
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series	5/12 at 100.00	AA– (4)	2,208,160
	2002, 5.000%, 5/01/24 (Pre-refunded 5/01/12)
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26	6/13 at 100.00	AA+ (4)	2,028,786
	(Pre-refunded 6/01/13) – MBIA Insured
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	AA– (4)	4,492,109
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured
250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	270,680
	5/01/12 (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit
	Group, Series 1999A:
1,000	6.125%, 11/15/23 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	1,035,870
500	6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA	517,935
3,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	3,105,900
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,720,470
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, OSF Healthcare	11/09 at 101.00	A (4)	1,035,870
	System, Series 1999, 6.125%, 11/15/19 (Pre-refunded 11/15/09)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	8/09 at 100.50	Aaa	3,487,576
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded	11/11 at 100.00	AAA	1,094,240
	11/01/11) – FSA Insured
2,000	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/27 (Pre-refunded 6/01/10) –	6/10 at 100.00	A (4)	2,097,700
	AMBAC Insured
700	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A,	11/10 at 100.00	N/R (4)	748,811
	5.625%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
1,125	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB (4)	1,196,944
	7/01/39 (Pre-refunded 7/01/10)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26	No Opt. Call	BBB– (4)	103,874
915	6.000%, 8/01/26	No Opt. Call	AAA	1,118,176
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	4,934,268
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AA– (4)	1,047,280
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,158,350
	Bonds, Series 2001, 5.375%, 5/01/19 (Pre-refunded 11/01/11) – FSA Insured

45,000	Total U.S. Guaranteed			49,549,682

	Utilities – 15.2% (9.9% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
215	5.000%, 7/01/28	7/18 at 100.00	AA–	220,358
5,000	5.000%, 7/01/32	7/18 at 100.00	AA–	5,021,549
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A	3,022,920
	5.250%, 1/01/27 – AMBAC Insured
3,225	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	3,307,109
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AA–	879,450
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A–	3,802,080
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
2,050	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	2,028,762
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	A	3,984,506
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	2,613,000
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)

25,120	Total Utilities			24,879,734

	Water and Sewer – 11.1% (7.2% of Total Investments)
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	5,099,709
	5.000%, 7/01/34 – FSA Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	1,466,055
	7/01/29 – FGIC Insured
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	588,476
	7/01/17 – FSA Insured
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	1,385,820
	7/01/25 – MBIA Insured
675	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	678,713
2,030	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	2,008,482
	AGC Insured
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	4,595,889
	5.000%, 10/01/19
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,216,516
	5.000%, 10/01/23
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,076,510
	5.000%, 10/01/24

18,130	Total Water and Sewer			18,116,170

$ 268,209	Total Investments (cost $250,395,204) – 154.3%			252,412,738

	Floating Rate Obligations – (2.2)%			(3,630,000)

	Other Assets Less Liabilities – 1.3%			2,152,483

	Preferred Shares, at Liquidation Value – (53.4)% (5)			(87,325,000)

	Net Assets Applicable to Common Shares – 100%			$163,610,221

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$252,412,738	$ —	$252,412,738

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $246,857,972.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 9,784,883
Depreciation	(7,859,767)

Net unrealized appreciation (depreciation) of investments	$ 1,925,116

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009